Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Schedule of rental payments due from real estate held for rental
Year ending December 31,	2017	$96,480
	2018	96,480
	2019	55,270
	Total	$248,230